Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000240309
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	2.37%	3.57%	4.71%
C000240310
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	5.28%	4.02%	4.93%
C000030278
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000170849
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000240309
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%	4.53%	5.19%
Without Sales Load [Member] | C000240310
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%	4.02%	4.93%
Without Sales Load [Member] | C000030278
Average Annual Return [Line Items]
Average Annual Return, Percent	7.46%	4.65%	5.25%
Without Sales Load [Member] | C000170849
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%	4.68%	5.26%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%	5.47%	5.89%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	7.51%	5.05%	5.01%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%	5.47%	5.89%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	7.51%	5.05%	5.01%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%	5.47%	5.89%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	7.51%	5.05%	5.01%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.16%	5.47%	5.89%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	7.51%	5.05%	5.01%